As filed with the U.S. Securities and Exchange Commission on 10/08/20

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23289

Angel Oak Strategic Credit Fund

(Exact name of registrant as specified in charter)

3344 Peachtree Rd. NE, Suite 1725

Atlanta, Georgia 30326

(Address of principal executive offices) (Zip code)

Dory S. Black, Esq., President

3344 Peachtree Rd. NE, Suite 1725

Atlanta, Georgia 30326

(Name and address of agent for service)

Copy to:

Douglas P. Dick

Stephen T. Cohen

Dechert LLP

1900 K Street NW

Washington, DC 20006

404-953-4900

Registrant’s telephone number, including area code

Date of fiscal year end: January 31

Date of reporting period: July 31, 2020

Item 1. Reports to Stockholders.

[Insert full text of semi-annual or annual report here]

Semi-Annual Report

July 31, 2020

Angel Oak Strategic Credit Fund

Angel Oak Capital Advisors, LLC

3344 Peachtree Road NE

Suite 1725

Atlanta, GA 30326

(404) 953-4900

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling (855) 751-4324.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (855) 751-4324 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through a financial intermediary or all funds held with the Fund complex if you invest directly with the Fund.

Investment Results – (Unaudited)

Angel Oak Strategic Credit Fund

Total Return Based on a $50,000 Investment

The chart above assumes an initial investment of $50,000 made on December 26, 2017 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when repurchased, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

Total Returns(1)

(For the period ended July 31, 2020)

	One Year	Since Inception(2)
Angel Oak Strategic Credit Fund – Institutional Class	-5.26%	1.52%
Bloomberg Barclays U.S. Aggregate Bond Index(3)	10.12%	6.44%

(1) Return figures reflect any change in price per share and assume the reinvestment of all distributions.

(2) Inception date is December 26, 2017.

(3) The Bloomberg Barclays U.S. Aggregate Bond Index measures the performance of the investment-grade, fixed-rate bond market, including government and credit securities, agency pass-through securities, asset-backed securities and commercial mortgage-backed securities. Performance figures include the change in value of the bonds in the index and the reinvestment of interest. The index return does not reflect expenses, which have been deducted from the Fund’s return. You cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Summary of Fund Expenses – (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution fees, and other expenses of the Fund. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account value and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Angel Oak Strategic Credit Fund		Beginning Account Value, February 1, 2020	Ending Account Value, July 31, 2020	Expenses Paid During Period(1)	Annualized Expense Ratio
Institutional Class	Actual	$1,000.00	$909.30	$3.56	0.75%
	Hypothetical(2)	$1,000.00	$1,021.13	$3.77	0.75%

(1) Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days (182) in the most recent six month period and divided by the number of days in the most recent twelve month period (366). The annualized expense ratios reflects fee waiver and expense limitation arrangements, including interest expense, in effect during the period. The “Financial Highlights” tables in the Fund’s financial statements, included in the report, also show the gross expense ratios, without such reimbursements.

(2) Hypothetical assumes 5% annual return before expenses.

Portfolio Holdings – (Unaudited)

The investment objective of Angel Oak Strategic Credit Fund is to seek total return.

*As a percentage of total investments. The percentages presented in the table above may differ from those in the Schedule of Investments because the percentages in the Schedule of Investments are calculated based on net assets.

Angel Oak Strategic Credit Fund

Schedule of Investments

July 31, 2020 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities – 20.06%
Affirm Asset Securitization Trust, Series 2020-A, Class C, 6.230%, 2/18/2025 (a)	$100,000	$101,105
First Investors Auto Owner Trust, Series 2019-1A, Class F, 6.150%, 7/15/2026 (a)	250,000	218,321
Foursight Capital Automobile Receivables Trust, Series 2019-1, Class F, 5.570%, 11/16/2026 (a)	250,000	244,110
Hertz Vehicle Financing II LP, Series 2016-2A, Class D, 5.970%, 3/25/2022 (a)	300,000	281,592
Hertz Vehicle Financing II LP, Series 2019-3A, Class D, 5.000%, 12/25/2025 (a)	100,000	93,864
Marlette Funding Trust, Series 2019-1A, Class C, 4.420%, 4/16/2029 (a)	200,000	198,307
Mosaic Solar Loan Trust, Series 2018-1A, Class C, 0.000%, 6/22/2043 (a)(b)	312,342	267,997
Mosaic Solar Loan Trust, Series 2019-1A, Class B, 0.000%, 12/21/2043 (a)(b)	84,829	73,955
Tidewater Auto Receivables Trust, Series 2020-AA, Class D, 2.310%, 3/15/2027 (a)	100,000	100,608
Upstart Securitization Trust, Series 2018-1, Class D, 6.147%, 8/20/2025 (a)	500,000	487,205
Upstart Securitization Trust, Series 2019-3, Class C, 5.381%, 1/20/2030 (a)	320,000	303,808

TOTAL ASSET-BACKED SECURITIES – (Cost – $2,356,412)		2,370,872

Collateralized Loan Obligations – 12.93%
Diamond CLO Ltd., Series 2019-1A, Class E, 8.295% (3 Month LIBOR USD + 8.050%), 4/25/2029 (a)(c)	500,000	446,473
JFIN CLO Ltd., Series 2013-1A, Class DR, 7.642% (3 Month LIBOR USD + 7.370%), 1/22/2030 (a)(c)	250,000	232,011
Monroe Capital CLO Ltd., Series 2020-1A, Class E, 0.000% (3 Month LIBOR USD + 8.850%), 8/20/2031 (a)(c)	500,000	460,000
Saranac CLO VIII Ltd., Series 2020-8A, Class E, 9.749% (3 Month LIBOR USD + 8.120%), 2/22/2033 (a)(c)	250,000	192,728
Zais CLO Ltd., Series 2016-2A, Class C, 4.775% (3 Month LIBOR USD + 4.500%), 10/16/2028 (a)(c)	253,614	197,218

TOTAL COLLATERALIZED LOAN OBLIGATIONS – (Cost – $1,662,027)		1,528,430

Commercial Mortgage-Backed Securities – 5.58%
GS Mortgage Securities Corp. Trust, Series 2020-PJ3, Class B6, 3.468%, 10/25/2050 (a)(d)	1,673,360	428,343
XCALI Mortgage Trust, Series 2020-1, Class B1, 9.150% (1 Month LIBOR USD + 7.500%), 2/15/2023 (a)(c)	250,000	231,495

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES – (Cost – $686,195)		659,838

Commercial Mortgage-Backed Securities – U.S. Government Agency – 2.84%
Federal National Mortgage Association, Series 2020-01, Class M10, 3.922% (1 Month LIBOR USD + 3.750%), 3/25/2050 (a)(c)	200,000	182,219
Federal National Mortgage Association, Series 2020-01, Class CE, 7.672% (1 Month LIBOR USD + 7.500%), 3/25/2050 (a)(c)	200,000	152,760

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY – (Cost – $400,000)		334,979

Corporate Obligations – 9.00%
Financial – 6.54%
Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/2023 (a)	100,000	104,239
Realogy Group LLC / Realogy Co-Issuer Corp., 9.375%, 4/1/2027 (a)	50,000	51,250

See accompanying notes which are an integral part of these financial statements.

Angel Oak Strategic Credit Fund

Schedule of Investments – (continued)

July 31, 2020 (Unaudited)

	Principal Amount	Value
Corporate Obligations – (continued)
Financial – (continued)
Trinitas Capital Management LLC, 7.750%, 6/15/2023 (a)	$300,000	$311,698
WT Holdings, Inc., 7.000%, 4/30/2023 (a)	300,000	306,147

		773,334

Real Estate Investment Trust – 2.46%
Ready Capital Corp., 6.500%, 4/30/2021	12,000	290,520

TOTAL CORPORATE OBLIGATIONS (Cost – $1,049,503)		1,063,854

Residential Mortgage-Backed Securities – 34.93%
American Home Mortgage Assets Trust, Series 2006-6, Class XP, 3.031%, 12/25/2046 (d)(e)	1,385,162	126,037
American Home Mortgage Investment Trust, Series 2006-3, Class 3A2, 6.750%, 12/25/2036 (f)	320,014	148,644
Chase Mortgage Reference Notes, Series 2020-CL1, Class M5, 5.779% (1 Month LIBOR USD + 5.600%), 7/23/2050 (a)(c)	300,000	300,000
CHL Mortgage Pass-Through Trust, Series 2004-29, Class 1X, 1.236%, 2/25/2035 (d)(e)	3,611,407	129,018
Connecticut Avenue Securities Trust, Series 2019-R02, Class 1B1, 4.322% (1 Month LIBOR USD + 4.150%), 8/25/2031 (a)(c)	100,000	94,882
Connecticut Avenue Securities Trust, Series 2019-R07, Class 1B1, 3.572% (1 Month LIBOR USD + 3.400%), 10/25/2039 (a)(c)	500,000	409,544
CountryWide Alternative Loan Trust, Series 2007-20, Class A1, 0.672% (1 Month LIBOR USD + 0.500%), 8/25/2047 (c)	285,346	142,116
CSMC Trust, Series 2017-RPL1, Class B4, 3.068%, 7/25/2057 (a)(d)	1,641,166	278,105
CSMC Trust, Series 2018-RPL2, Class A2, 4.314%, 8/25/2062 (a)(d)	211,000	212,696
DSLA Mortgage Loan Trust, Series 2004-AR2, Class X2, 2.721%, 11/19/2044 (d)(e)	651,758	35,445
Eagle RE Ltd., Series 2019-1, Class M2, 3.472% (1 Month LIBOR USD + 3.300%), 4/25/2029 (a)(c)	150,000	141,602
GSAA Home Equity Trust, Series 2006-15, Class AF6, 5.876%, 9/25/2036 (f)	47,609	23,036
GSAA Home Equity Trust, Series 2006-18, Class AF3A, 5.772%, 11/25/2036 (d)	156,664	85,337
Homeward Opportunities Fund I Trust, Series 2018-1, Class M1, 4.548%, 6/25/2048 (a)(d)	200,000	205,739
Homeward Opportunities Fund I Trust, Series 2019-1, Class B1, 4.800%, 1/25/2059 (a)(d)	350,000	350,611
JP Morgan Mortgage Trust, Series 2019-1, Class B6, 3.821%, 5/25/2049 (a)(d)	261,253	142,963
Mello Warehouse Securitization Trust, Series 2019-2, Class G, 4.172% (1 Month LIBOR USD + 4.000%), 11/25/2052 (a)(c)	300,000	290,721
Residential Mortgage Loan Trust, Series 2019-3, Class B2, 5.664%, 9/25/2059 (a)(d)	270,000	261,286
Residential Mortgage Loan Trust, Series 2020-2, Class B2, 5.400%, 5/25/2060 (a)(d)	300,000	277,737
STACR Trust, Series 2018-HRP1, Class B2, 11.922% (1 Month LIBOR USD + 11.750%), 4/25/2043 (a)(c)	244,292	227,129
Verus Securitization Trust, Series 2019-3, Class B1, 4.043%, 7/25/2059 (a)(d)	250,000	245,327

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES – (Cost – $4,135,828)		4,127,975

Residential Mortgage-Backed Securities – U.S. Government Agency – 13.13%
Federal Home Loan Mortgage Corp., Series 2019-HQA3, Class M2, 2.022% (1 Month LIBOR USD + 1.850%), 9/27/2049 (a)(c)	709,226	679,933
Federal Home Loan Mortgage Corp., Series 2020-DNA1, Class M2, 1.872% (1 Month LIBOR USD + 1.700%), 1/25/2050 (a)(c)	106,000	101,290

See accompanying notes which are an integral part of these financial statements.

Angel Oak Strategic Credit Fund

Schedule of Investments – (continued)

July 31, 2020 (Unaudited)

	Principal Amount	Value
Residential Mortgage-Backed Securities – U.S. Government Agency – (continued)
Federal Home Loan Mortgage Corp., Series 2020-DNA2, Class B1, 2.672% (1 Month LIBOR USD + 2.500%), 2/25/2050 (a)(c)	$700,000	$592,948
Federal National Mortgage Association, Series 2020-R02, Class 2B1, 3.172% (1 Month LIBOR USD + 3.000%), 1/25/2040 (a)(c)	250,000	178,063

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY – (Cost – $1,726,638)		1,552,234

	Shares
Short-Term Investments – 5.47%
Money Market Funds – 5.47%
Fidelity Institutional Money Market Government Portfolio, Institutional Class 0.050% (g)	646,852	646,852

TOTAL SHORT-TERM INVESTMENTS (Cost – $646,852)		646,852

TOTAL INVESTMENTS – 103.94% (Cost – $12,663,455)		12,285,034

Liabilities in Excess of Other Assets – (3.94%)		(466,138)

NET ASSETS – 100.00%		$11,818,896

LIBOR London Inter-Bank Offered Rate

(a)

Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At July 31, 2020, the value of these securities amounted to $10,658,029 or 90.18% of net assets.

(b)	Principal only security.
(c)

Variable or floating rate security based on a reference index and spread. Certain securities are fixed to variable and are currently in the fixed phase. Rate disclosed is the rate in effect as of July 31, 2020.

(d)	Variable rate security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of July 31, 2020.
(e)	Interest only security.
(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is the rate in effect as of July 31, 2020.
(g)	Rate disclosed is the seven-day yield as of July 31, 2020.

Schedule of Open Futures Contracts

Short Futures Contracts	Expiration Month	Number of Contracts	Notional Value	Value & Unrealized Appreciation (Depreciation)
3 Year ERIS Aged Standard Swap Future	December 2021	(5)	$(523,049)	$(26,550)
4 Year ERIS Aged Standard Swap Future	March 2022	(6)	(615,704)	(35,383)
5 Year ERIS Aged Standard Swap Future	June 2024	(1)	(112,109)	(8,882)

Total				$(70,815)

See accompanying notes which are an integral part of these financial statements.

Statement of Assets and Liabilities

July 31, 2020 (Unaudited)

Strategic Credit Fund
Assets
Investments in securities at fair value (cost $12,663,455)	$12,285,034
Due from Adviser	29,701
Deposit at broker for futures	4,990
Receivable for fund shares sold	19,400
Dividends and interest receivable	47,194
Prepaid expenses	68,035

Total Assets	12,454,354

Liabilities
Payable for investments purchased	564,810
Payable for distributions to shareholders	23,182
Payable to administrator, fund accountant, and transfer agent	22,159
Payable to custodian	984
Other accrued expenses	24,323

Total Liabilities	635,458

Net Assets	$11,818,896

Net Assets consist of:
Paid-in capital	$13,503,928
Total distributable earnings (accumulated deficit)	(1,685,032)

Net Assets	$11,818,896

Shares outstanding (unlimited number of shares authorized, no par value)	548,183

Net asset value (“NAV”) and offering price per share	$21.56

See accompanying notes which are an integral part of these financial statements.

Statement of Operations

For the Period Ended July 31, 2020 (Unaudited)

Strategic Credit Fund
Investment Income
Interest	$527,167
Dividends	9,750

Total Investment Income	536,917

Expenses
Investment Advisory (See Note 4)	69,482
Legal	52,312
Administration	30,459
Transfer agent	30,227
Fund accounting	24,289
Trustee	21,234
Audit & tax	16,922
Registration	16,657
Distribution	10,150
Compliance	6,801
Printing	3,822
Insurance	3,640
Custodian	3,201
Miscellaneous	546

Total Expenses	289,742

Fees voluntarily waived by Adviser (See Note 4)	(167,402)
Fees contractually waived by Adviser (See Note 4)	(80,651)

Net expenses	41,689

Net Investment Income (Loss)	495,228

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	(1,265,351)
Net change in unrealized appreciation (depreciation) on investments	(371,315)
Net change in unrealized appreciation (depreciation) on futures contracts	(26,278)

Net realized and unrealized gain (loss) on investments	(1,662,944)

Net increase (decrease) in net assets resulting from operations	$(1,167,716)

See accompanying notes which are an integral part of these financial statements.

Angel Oak Strategic Credit Fund

Statements of Changes in Net Assets

	For the Period Ended July 31, 2020 (Unaudited)	For the Year Ended January 31, 2020
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$495,228	$770,781
Net realized gain (loss) on investment transactions and futures contracts	(1,265,351)	3,206
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(397,593)	86,037

Net increase (decrease) in net assets resulting from operations	(1,167,716)	860,024

Distributions to Shareholders
Total distributions	(459,307)	(758,354)

Capital Transactions
Proceeds from shares sold	1,918,319	7,613,675
Reinvestment of distributions	320,282	493,928
Amount paid for shares redeemed	(1,140,055)	(2,844,309)

Net increase (decrease) in net assets resulting from capital transactions	1,098,546	5,263,294

Total Increase (Decrease) in Net Assets	(528,477)	5,364,964

Net Assets
Beginning of period	12,347,373	6,982,409

End of period	$11,818,896	$12,347,373

Share Transactions
Shares sold	87,931	309,707
Shares issued in reinvestment of distributions	14,990	20,101
Shares redeemed	(53,989)	(115,708)

Net increase (decrease) in share transactions	48,932	214,100

See accompanying notes which are an integral part of these financial statements.

Angel Oak Strategic Credit Fund – Institutional Class

Financial Highlights

(For a share outstanding during each period)

	For the Period Ended July 31, 2020 (Unaudited)	For the Year Ended January 31, 2020	For the Year Ended January 31, 2019	For the Period Ended January 31, 2018 (a)
Selected Per Share Data:
Net asset value, beginning of period	$24.73	$24.49	$25.23	$25.00

Income from investment operations:
Net investment income (loss)	0.94	1.69	1.76	0.14
Net realized and unrealized gain (loss) on investments (b)	(3.23)	0.22	(0.60)	0.14

Total from investment operations	(2.29)	1.91	1.16	0.28

Less distributions to shareholders:
From net investment income	(0.88)	(1.67)	(1.85)	(0.05)
From net realized gain	–	–	(0.05)	–

Total distributions	(0.88)	(1.67)	(1.90)	(0.05)

Net asset value, end of period	$21.56	$24.73	$24.49	$25.23

Total return (c)	(9.07%)	8.01%	4.72%	1.10%

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$11,819	$12,347	$6,982	$2,791
Ratio of expenses to average net assets after waiver and reimbursement (d)(e)	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement (e)	4.45%	2.25%	0.42%	(16.03%)
Ratio of net investment income (loss) to average net assets after waiver and reimbursement (e)	8.91%	6.94%	7.63%	5.85%
Portfolio turnover rate (c)	53.48%	72.92%	63.83%	69.68%

(a) Fund commenced operations on December 26, 2017.

(b)  Realized and unrealized gains and loses per share may capture balancing adjustments necessary to reconcile to the change in net asset value for the period and may reconcile with the aggregate gains and loses in the statement of operations due to share transactions for the period.

(c) Not annualized for periods less than one year.
(d) Ratio of expenses to average net assets before waiver and reimbursement (e)	5.21%	5.44%	7.96%	22.63%
(e) Annualized for periods less than one year.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Strategic Credit Fund

Notes to the Financial Statements

July 31, 2020 (Unaudited)

NOTE 1. ORGANIZATION

Angel Oak Strategic Credit Fund (the “Trust” or the “Fund”), a Delaware statutory trust organized on August 18, 2017, is a continuously-offered diversified, closed-end management investment company as defined in the Investment Company Act of 1940 as amended (the “1940 Act”). The Trust’s sole series is the Fund. The Fund has registered Class A, Institutional Class, and Class U Shares. The Fund’s Institutional Class shares commenced operations on December 26, 2017. As of July 31, 2020, Class A and Class U shares have not commenced operations. Class A shares charge a 2.25% front-end sales charge and are subject to a 0.25% 12b-1 fee. Class U shares charge a 1.50% front-end sales charge and are subject to a 0.25% 12b-1 fee. Institutional Class shares do not charge front-end or back-end sales charges and are not subject to a 12b-1 fee. The Trust’s Agreement and Declaration of Trust authorizes the issuance of an unlimited number of shares. The investment objective of the Fund is to seek total return.

The Fund operates as an “interval fund” pursuant to Rule 23c-3 under the 1940 Act. The Board of Trustees (“Board”) of the Fund has adopted a fundamental policy that the Fund will make quarterly repurchase offers pursuant to Rule 23c-3 under the 1940 Act, as such rule may be amended from time to time, for between 5% and 25% of the shares of beneficial interest (“Shares”) outstanding at net asset value (“NAV”), unless suspended or postponed in accordance with regulatory requirements. Each repurchase pricing shall occur no later than the 14th day after the Repurchase Request Deadline (as defined in the Fund’s Prospectus), or the next business day if the 14th day is not a business day. The Fund will not be required to repurchase Shares at a shareholder’s option nor will Shares be exchangeable for units, interests or shares of any investment of the Fund. In connection with each repurchase offer, it is possible that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. It is also possible that a repurchase offer may be oversubscribed, with the result that shareholders may only be able to have a portion of their Shares repurchased. The Fund does not currently intend to list its Shares for trading on any national securities exchange. The Fund does not expect any secondary market to develop for the Shares in the foreseeable future. The Shares are, therefore, not readily marketable. Even though the Fund will make quarterly repurchase offers to repurchase a portion of the Shares to provide liquidity to shareholders, investors should consider the Shares to be illiquid. The schedule requires the Fund to make repurchase offers every three months. Quarterly repurchases occur in the month of March, June, September, and December.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements in accordance with the accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Codification Topic 946 “Financial Services-Investment Companies.”

Securities Valuation and Fair Value Measurements – The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the year. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the NAV of such investments and are categorized as Level 1 of the fair value hierarchy.

Angel Oak Strategic Credit Fund

Notes to the Financial Statements - (continued)

July 31, 2020 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

Fair values for long-term debt securities, including asset-backed securities, collateralized loan obligations, collateralized mortgage obligations, corporate obligations and mortgage-backed securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets (“OTC”) as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, Fair Value will be determined in accordance with the procedures adopted by the Board. All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise Fair Value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund’s valuation processes and reports quarterly to the Board. The Valuation and Risk Management Oversight Committee has delegated to the Valuation Committee of Angel Oak Capital Advisors, LLC (the “Adviser”) the day to day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Adviser’s Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

Angel Oak Strategic Credit Fund

Notes to the Financial Statements - (continued)

July 31, 2020 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2020:

Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$2,370,872	$–	$2,370,872
Collateralized Loan Obligations	–	1,528,430	–	1,528,430
Commercial Mortgage-Backed Securities	–	659,838	–	659,838
Commercial Mortgage-Backed Securities – U.S. Government Agency	–	334,979	–	334,979
Corporate Obligations	–	1,063,854	–	1,063,854
Residential Mortgage-Backed Securities	–	4,127,975	–	4,127,975
Residential Mortgage-Backed Securities – U.S. Government Agency		1,552,234	–	1,552,234
Short-Term Investments	646,852	–	–	646,852
Total	$646,852	$11,638,182	$–	$12,285,034
Other Financial Instruments*
Liabilities
Futures Contracts	$70,815	$–	$–	$70,815

*	Other financial instruments are derivative instruments, such as futures. Futures are reflected at the unrealized appreciation (depreciation) on the instrument.

See the Schedule of Investments for further disaggregation of investment categories. During the period ended July 31, 2020, the Fund did not recognize any transfers to or from Level 3.

Federal Income Taxes – The Fund intends to elect and continue to qualify to be taxed as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund generally will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. The Fund generally intends to operate in a manner such that it will not be liable for federal income or excise taxes.

The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the period ended July 31, 2020, the Fund did not incur any interest or penalties. The Fund has reviewed all open tax years and major jurisdictions and concluded that no provision for income tax would be required in the Fund’s financial statements. The Fund’s Federal and state income and Federal excise tax returns for tax years for which the applicable statues of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Security Transactions and Income Recognition – Investment security transactions are accounted for on trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Interest income and expense is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective yield method, based on each security’s estimated life and recoverable principal and recorded in interest income on the Statement of Operations. Dividend income and corporate actions, if any, are recorded on the ex-date. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Payments received from certain investments held by the Fund may be comprised of dividends, capital gains and return of capital. The Fund originally estimates the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of the information from the issuer. The actual character of distributions to the Fund’s shareholders will be reflected in the Form 1099 received by shareholders after the end of the calendar year.

Distributions to Shareholders – Distributions from the Fund’s net investment income are accrued daily and typically paid monthly. The Fund intends to distribute its net realized long term capital gains and net realized short term capital gains, if any, at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax

Angel Oak Strategic Credit Fund

Notes to the Financial Statements - (continued)

July 31, 2020 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the period ended July 31, 2020, there were no reclassifications.

Share Valuation – The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding, rounded to the nearest cent. The Fund’s NAV will not be calculated on the days on which the New York Stock Exchange is closed for trading.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the year. Actual results could differ from those estimates.

Indemnifications – Under the Trust’s organizational documents, the Trust will indemnify its officers and trustees for certain liabilities that may arise from performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representatives and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Cash and Cash Equivalents – Cash and cash equivalents are highly liquid assets including coin, currency and short-term investments that typically mature in 30-90 days. Short-term investments can include U.S. government securities and government agency securities, investment grade money market instruments, investment grade fixed-income securities, repurchase agreements, commercial paper and cash equivalents. Cash equivalents are extremely low risk assets that are liquid and easily converted into cash. These investments are only considered equivalents if they are readily available and are not restricted by some agreement. When the Adviser believes market, economic or political conditions are unfavorable for investors, the Adviser may invest up to 100% of a Fund’s net assets in cash, cash equivalents or other short-term investments. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets, or the U.S. economy. The Adviser also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.

Mortgage-Backed and Asset-Backed Securities Risks – Prepayment risk is associated with mortgage-backed and asset-backed securities, including collateralized loan obligations (“CLOs”). If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Fund’s investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize these instruments may depend on the ability of the Fund’s Adviser to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. Certain mortgage-backed securities may be secured by pools of mortgages on single-family, multi-family properties, as well as commercial properties. Similarly, asset-backed securities may be secured by pools of loans, such as corporate loans, student loans, automobile loans and credit card receivables. The credit risk on such loans is affected by homeowners or borrowers defaulting on their loans. The values of assets underlying mortgage-backed and asset-backed securities, including CLOs, may decline and therefore may not be adequate to cover underlying investors. Mortgage-backed securities and other securities issued by participants in housing and commercial real estate finance, as well as other real estate-related markets have experienced extraordinary weakness and volatility in recent years. Possible legislation in the area of residential mortgages, credit cards, corporate loans and other loans that may collateralize the securities in which the Fund may invest could negatively impact the value of the Fund’s investments. To the extent the Fund focuses its investments in particular types of mortgage-backed or asset-backed securities, including CLOs, the Fund may be more susceptible to risk factors affecting such types of investments.

Angel Oak Strategic Credit Fund

Notes to the Financial Statements - (continued)

July 31, 2020 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

Subordinated Debt of Banks and Diversified Financial Companies – The Fund may invest in subordinated debt securities, sometimes also called “junior debt,” which are debt securities for which the issuer’s obligations to make principal and interest payment are secondary to the issuer’s payment obligations to more senior debt securities. Such investments will consist primarily of debt issued by community banks or savings intuitions (or their holding companies), which are subordinated to senior debt issued by the banks and deposits held by the bank, but are senior to trust preferred obligations, preferred stock and common stock issued by the bank.

Futures Contracts – The Fund may enter into futures contracts to hedge various investments for risk management as well as speculative purposes. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. Secondary margin limits are required to be maintained while futures are held, as defined by each contract.

During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the fair value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Fund’s cost of entering into a contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss.

NOTE 3. DERIVATIVE TRANSACTIONS

During the ordinary course of business, the Fund may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, the Fund manages its cash collateral and securities collateral on a counterparty basis. As of July 31, 2020, the Fund was not subject to any netting agreements.

The following tables present a summary of the value of derivative instruments as of July 31, 2020 and the effect of derivative instruments on the Statement of Assets and Liabilities as of July 31, 2020.

Derivatives	Type of Derivative Risk	Statement of Assets and Liabilities Location*	Liabilities
Futures Contracts	Interest Rate	Deposit at broker for futures	$116

The effect of derivative instruments on the Statement of Operations for the period ended July 31, 2020:

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Realized Gain (Loss) on Derivatives
Futures Contracts	Interest Rate	Net realized gain (loss) on futures contracts	$–

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	Interest Rate	Net change in unrealized appreciation (depreciation) on futures contracts	$(26,278)

Angel Oak Strategic Credit Fund

Notes to the Financial Statements - (continued)

July 31, 2020 (Unaudited)

NOTE 3. DERIVATIVE TRANSACTIONS – (continued)

The average monthly notional value of the short futures contracts during the period ended July 31, 2020 was ($1,243,790).

				Gross Amounts Not Offset in Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Futures Contracts*	$116	$–	$116	$–	$116	$–

*	Deposit at broker for futures on the Statement of Assets and Liabilities includes the daily change in variation margin as of July 31, 2020.

NOTE 4. FEES AND OTHER RELATED PARTY TRANSACTIONS

Under the terms of the investment advisory agreement, on behalf of the Fund (the “Agreement”), the Adviser manages the Fund’s investments subject to oversight of the Trustees. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.25% of the average daily net assets of the Fund.

For the period February 1, 2020, through May 31, 2020, the Adviser voluntarily agreed to waive its fees and/or reimburse certain expenses (exclusive of any taxes, interest on borrowings, dividends on securities sold short, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) to limit the Operating Expenses after fee waiver/expense reimbursement to 0.75% of the Fund’s average daily net assets (the “Expense Limit”). The Adviser may voluntarily waive fees at different levels, from time to time. The Adviser may not recoup from the Fund any waived amount or reimbursed expenses pursuant to this arrangement. The Adviser may amend or discontinue this waiver at any time without advance notice. During the period ended July 31, 2020, the Fund voluntarily waived $167,402 of expenses.

Effective June 1, 2020, the Adviser contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of any front-end sales loads, taxes, interest on borrowings, dividends on securities sold short, brokerage commissions, 12b-1 fees, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) to limit the Total Annual Fund Operating Expenses after fee waiver/expense reimbursement to 0.75% of the Fund’s average daily net assets until May 31, 2021. The Expense Limit excludes certain expenses and consequently, the Total Annual Fund Operating Expenses after fee waiver/expense reimbursement may be higher than the Expense Limit. The contractual arrangement may only be changed or eliminated by the Board upon 60 days written notice to the Adviser. The Adviser may recoup from the Fund any waived amount or reimbursed expenses with respect to the Fund pursuant to this agreement if such recoupment does not cause the Fund to exceed the current Expense Limit in place at the time of the waiver or reimbursement (whichever is lower) and the recoupment is made within three years after the end of the month in which the Adviser incurred the expense. During the period ended July 31, 2020, the Fund contractually waived $80,651 of expenses. The amount subject to repayment by the Fund pursuant to the aforementioned conditions at July 31, 2020 is included in the table below:

Recoverable through July 31, 2023
$80,651

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. For its services during the period ended July 31, 2020, the Fund paid Quasar $9,015.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund. Fund Services also serves as the Fund’s fund accountant and transfer agent. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund. U.S. Bank, N.A. (the “Custodian”) serves as custodian to the Fund.

Angel Oak Strategic Credit Fund

Notes to the Financial Statements - (continued)

July 31, 2020 (Unaudited)

NOTE 4. FEES AND OTHER RELATED PARTY TRANSACTIONS – (continued)

Certain officers, Trustees and shareholders of the Fund are also owners or employees of the Adviser.

NOTE 5. INVESTMENT TRANSACTIONS

For the period ended July 31, 2020, purchases and sales of investment securities, other than short-term investments and short-term U.S. Government securities, were as follows:

Purchases	Sales
$7,809,969	$5,656,454

For the period ended July 31, 2020, there were $2,014,055 of long-term purchases and no long-term sales of U.S. Government securities for the Fund. These amounts are included in the aggregate purchases and sales of the investment securities displayed in the table above.

NOTE 6. REPURCHASE OFFERS

Shares repurchased during the period ended July 31, 2020 were as follows (See Note 1):

Repurchase Offer Date	Repurchase Request Deadline	NAV on Repurchase Pricing Date	Percentage of Outstanding Shares the Fund Offered to Repurchase	Amount of Shares the Fund Offered to Repurchase	Percentage of Shares Repurchased to Outstanding Shares	Number of Shares Repurchased
February 28, 2020	March 20, 2020	$20.90	5.0%	26,438	5.0%	26,443
May 29, 2020	June 19, 2020	$21.01	5.0%	27,541	5.0%	27,546

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. At July 31, 2020, Pershing LLC owned, as record shareholder, 79% of the outstanding shares of the Fund.

NOTE 8. FEDERAL TAX INFORMATION

The tax characterization of distributions paid for the year ended January 31, 2020 and January 31, 2019, were as follows:

	2020	2019
Distributions paid from:
Ordinary Income	$758,354	$472,949
Net Long-Term Capital Gain	–	4,718
Total	$758,354	$477,667

At January 31, 2020, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

Tax Cost of Investments	$11,331,639
Unrealized Appreciation*	183,138
Unrealized Depreciation*	(190,244)
Net Unrealized Appreciation (Depreciation)*	$(7,106)
Undistributed Ordinary Income	29,639
Undistributed Long-Term Gain (Loss)	–
Accumulated Gain (Loss)	$29,639
Other Accumulated Gain (Loss)	(80,542)
Distributable Earnings (Accumulated Deficit)	$(58,009)

*	Represents aggregated amounts of Fund’s investments and futures.

Angel Oak Strategic Credit Fund

Notes to the Financial Statements - (continued)

July 31, 2020 (Unaudited)

NOTE 8. FEDERAL TAX INFORMATION – (continued)

The temporary differences between book basis and tax basis in the Fund are primarily attributable to distributions payable, mark-to-markets, and other temporary differences.

As of January 31, 2020, the Fund had available for federal tax purposes an unused capital loss carryforward of $67,476.

To the extent these carryforwards are used to offset futures gains, it is probable that the amount offset will not be distributed to shareholders. The carryforward expires as follows:

No expiration short-term	–
No expiration long-term	$67,476
Total	$67,476

Certain capital losses incurred after October 31 and within the current taxable year, are deemed to arise on the first business day of the Fund’s following taxable year. For the tax year ended January 31, 2020, the Fund did not defer any post-October losses.

NOTE 9. ACCOUNTING PRONOUNCEMENTS

In March 2017, the FASB issued ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). The amendments in the ASU 2017-08 shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU 2017-08 does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has adopted these amendments as currently required and these are reflected in the Fund’s financial statements and related disclosures.

The adoption of ASU 2017-08 represents a change in accounting principle for the Fund. Prior to the adoption, the Fund amortized premium on callable debt securities utilizing a do not recognize methodology.

The Fund adopted ASU 2017-08 using the modified retrospective approach with an effective date of February 1, 2020. The cumulative effect of the adoption is presented as an adjustment to the opening balances of amortized cost and unrealized appreciation (depreciation).

The following table presents the impact of the adoption of ASU 2017-08 on the Fund’s Statement of Assets and Liabilities effective February 1, 2020:

Statement of Assets and Liabilities	January 31, 2020
	As Reported	Adjustment	As Adjusted for Adoption of ASU 2017-08
Strategic Credit Fund
Cost of investments	$11,376,176	$—	$11,376,176
Net unrealized appreciation (depreciation) on investments*	(7,106)	—	(7,106)

In accordance with the ASU 2017-08 disclosure requirements, the following tables present the adjustments to remove the effects of adopting ASU 2017-08 on the fund’s financial statements as of and for the period ended July 31, 2020:

Statement of Assets and Liabilities	July 31, 2020
	As Reported	Adjustment	Without Adoption of ASU 2017-08
Strategic Credit Fund
Cost of investments	$12,663,455	$—	$12,663,455
Net unrealized appreciation (depreciation) on investments*	(378,421)	—	(378,421)

Angel Oak Strategic Credit Fund

Notes to the Financial Statements - (continued)

July 31, 2020 (Unaudited)

NOTE 9. ACCOUNTING PRONOUNCEMENTS – (continued)

Statement of Operations	For the Period Ended July 31, 2020
	As Reported	Adjustment	Without Adoption of ASU 2017-08
Strategic Credit Fund
Investment Income:
Interest income	$527,167	$(374)	$526,793
Total investment income	536,917	(374)	536,543
Net investment income	495,228	(374)	494,854
Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(1,265,351)	$374	(1,264,977)
Net change in unrealized appreciation (depreciation) on investments	(371,315)	—	(371,315)
Net realized and unrealized gain (loss) on investments	(1,662,944)	374	(1,662,570)

*	Net unrealized appreciation (depreciation) on investments is a component of Total distributable earnings under the “Net Assets Consist of” caption on the Fund’s Statement of Assets and Liabilities.

The adoption of ASU 2017-08 had no impact to either the Fund’s net assets or net asset value per share.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Fund may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Fund’s financial statements and various filings.

NOTE 10. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments other than the following.

Shares repurchased subsequent to July 31, 2020 were as follows (see Note 1):

Repurchase Offer Date	Repurchase Request Deadline	NAV on Repurchase Pricing Date	Percentage of Outstanding Shares the Fund Offered to Repurchase	Amount of Shares the Fund Offered to Repurchase	Percentage of Shares Repurchased to Outstanding Shares	Number of Shares Repurchased
August 28, 2020	September 18, 2020	$21.76	5.0%	28,306	3.1%	17,431

Additional Information (Unaudited)

1. Shareholder Notification of Federal Tax Status

For the tax year ended January 31, 2020, certain dividends paid by the Fund may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate the maximum amount allowable as taxed at a maximum rate of 20%.

For the taxable year ended January 31, 2020, the Fund paid qualified dividend income of 0%.

For the taxable year ended January 31, 2020, the percentage of ordinary income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations was 0%.

For the taxable year ended January 31, 2020, the percentage of ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)2(c) was 0%.

For the taxable year ended January 31, 2020, the percentage of taxable ordinary income distributions that are designated as interest related dividends under Internal Revenue 871(k)1(c) was 84.93%.

2. Disclosure of Portfolio Holdings

The Fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0230.

3. Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Fund at (855) 751-4324 and (2) from Trust documents filed with the SEC on the SEC’s website at www.sec.gov.

4. Compensation of Trustees

Each Trustee who is not an “interested person” (i.e., an “Independent Trustee”) of the Fund Complex (which includes affiliated registrants not discussed in this report) receives an annual retainer of $58,000 (pro-rated for any periods less than one year), paid quarterly as well as $12,000 for attending each regularly scheduled meeting in person in connection with his or her service on the Board of the Fund Complex. In addition, each Committee Chairman receives additional annual compensation of $12,000 (pro-rated for any periods less than one year). Independent Trustees are permitted for reimbursement of out-of-pocket expenses incurred in connection with attendance at meetings. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available upon request by calling toll free (855) 751-4324.

5. Trustees and Officers

The business of the Fund is managed under the direction of the Board. The Board formulates the general policies of the Fund and meets periodically to review the Fund’s performance, monitor investment activities and practices, and discuss other matters affecting the Fund. The Trustees are fiduciaries for the Fund’s shareholders and are governed by the laws of the State of Delaware in this regard. The names and addresses of the Trustees and officers of the Trust are listed below along with a description of their principal occupations over at least the last five years. The address of each Trustee and Officer of the Trust is c/o Angel Oak Capital Advisors, LLC, 3344 Peachtree Road NE, Suite 1725, Atlanta, GA 30326. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available upon request by calling toll free (855) 751-4324.

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(1) Overseen by Trustee	Other Directorships Held During the Past 5 Years
Independent Trustees(2)
Ira P. Cohen 1959	Independent Trustee, Chairman	Trustee since 2017, Chairman since 2017; indefinite term	Executive Vice President, Recognos Financial (investment industry data analysis provider) (since 2015); Independent financial services consultant (since 2005).	7	Trustee, Valued Advisers Trust (since 2010); Trustee, Griffin Institutional Access Credit Fund (since 2017); Trustee, Griffin Institutional Access Real Estate Access Fund (since 2014); Trustee, Angel Oak Funds Trust (since 2014); Trustee, Angel Oak Financial Strategies Income Term Trust (since 2018); Trustee, Angel Oak Dynamic Financial Strategies Income Term Trust (since 2019).
Alvin R. Albe, Jr. 1953	Independent Trustee	Since 2017; indefinite term	Retired.	7	Director, Syntroleum Corporation (renewable energy firm) (1988 –2014); Trustee, Angel Oak Funds Trust (since 2014); Trustee, Angel Oak Financial Strategies Income Term Trust (since 2018); Trustee, Angel Oak Dynamic Financial Strategies Income Term Trust (since 2019).

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(1) Overseen by Trustee	Other Directorships Held During the Past 5 Years
Keith M. Schappert 1951	Independent Trustee	Since 2017; indefinite term	President, Schappert Consulting LLC (investment industry consulting) (since 2008).	7	Trustee, Mirae Asset Discovery Funds (since 2010); Trustee, Metropolitan Series Fund, Inc. (2009 – 2015); Trustee, Met Investors Series Trust (2012 – 2015); Director, Commonfund Capital, Inc. (since 2015); Director, The Commonfund (since 2012); Director, Calamos Asset Management, Inc. (2012 – 2017); Trustee, Angel Oak Funds Trust (since 2014); Trustee, Angel Oak Financial Strategies Income Term Trust (since 2018); Trustee, Angel Oak Dynamic Financial Strategies Income Term Trust (since 2019).
Andrea N. Mullins 1967	Independent Trustee	Since 2019; indefinite term	Private Investor; Independent Contractor, SWM Advisors (since 2014).	7	Trustee, Valued Advisors Trust (since 2013, Chairperson since 2017); Trustee, Angel Oak Funds Trust (since 2019); Trustee, Angel Oak Financial Strategies Income Term Trust (since 2019); Trustee, Angel Oak Dynamic Financial Strategies Income Term Trust (since 2019).
Interested Trustees
Sreeniwas (Sreeni) V. Prabhu 1974	Interested Trustee	Since 2017; indefinite term	Managing Partner Co-CEO, Group Chief Investment Officer, Angel Oak Capital Advisors, LLC (investment management) (since 2009).	7	Trustee, Angel Oak Funds Trust (since 2014); Trustee, Angel Oak Financial Strategies Income Term Trust (since 2018); Trustee, Angel Oak Dynamic Financial Strategies Income Term Trust (since 2019).

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(1) Overseen by Trustee	Other Directorships Held During the Past 5 Years
Samuel R. Dunlap, III 1979	Interested Trustee	Since 2019; indefinite term	Chief Investment Officer-Public Strategies, Angel Oak Capital Advisors, LLC (investment management) (since 2009).	6	Trustee, Angel Oak Funds Trust (since 2019); Trustee, Angel Oak Financial Strategies Income Term Trust (2018 – April 2020); Trustee, Angel Oak Dynamic Financial Strategies Income Term Trust (since 2019).

(1)	The Fund Complex includes the Fund, each series of Angel Oak Funds Trust, Angel Oak Financial Strategies Income Term Trust, and Angel Oak Dynamic Financial Strategies Income Term Trust.
(2)	The Trustees of the Trust who are not “interested persons” of the Trust as defined in the 1940 Act (“Independent Trustees”).

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Dory S. Black, Esq. 1975	President	Since 2017; indefinite term	General Counsel, Angel Oak Companies (since 2014).
Adam Langley 1967	Chief Compliance Officer	Since 2017; indefinite term	Chief Compliance Officer, Angel Oak Capital Advisors, LLC (since 2015); Chief Compliance Officer, Buckhead One Financial Opportunities, LLC (since 2015); Chief Compliance Officer, Angel Oak Capital Partners II, LLC (since 2016); Chief Compliance Officer of Falcons I, LLC (since 2018); Chief Compliance Officer, Hawks I, LLC (since 2018); Chief Compliance Officer, Angel Oak Strategic Credit Fund (since 2017); Chief Compliance Officer, Angel Oak Financial Strategies Income Term Trust (since 2018); Chief Compliance Officer, Angel Oak Dynamic Financial Strategies Income Term Trust (since 2019); Compliance Manager, Invesco Advisers, Ltd. (2013-2015).
Lu Chang, CFA, FRM, CAIA 1975	Secretary	Since 2017; indefinite term	Chief Risk and Operations Officer, Angel Oak Capital Advisors, LLC (since 2014).
Daniel Fazioli 1981	Treasurer	Since 2017; indefinite term	Chief Accounting Officer, Angel Oak Capital Advisors, LLC (since 2015); Controller, Tang Capital Partners, LP (2014 – 2015).

Each Trustee holds office for an indefinite term and until the earlier of: the Trust’s next meeting of shareholders and the election and qualification of his/her successor; or until the date a trustee dies, resigns or is removed in accordance with the Trust’s Declaration of Trust and By-laws. Each Trustee shall serve during the lifetime of the Trust until he or she: (a) dies; (b) resigns; (c) has reached the mandatory retirement age, if any, as set by the Trustees; (d) is declared incompetent by a court of appropriate jurisdiction; or (e) is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor. Each officer holds office at the pleasure of the Board.

INVESTMENT ADVISER

Angel Oak Capital Advisors, LLC

3344 Peachtree Road NE, Suite 1725

Atlanta, GA 30326

DISTRIBUTOR

Quasar Distributors, LLC

111 East Kilbourn Avenue, Suite 220

Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Dechert LLP

1900 K Street NW

Washington, DC 20006

CUSTODIAN

U.S. Bank National Association

1555 North Rivercenter Drive, Suite 302

Milwaukee, WI 53202

ADMINISTRATOR, TRANSFER AGENT, AND FUND ACCOUNTANT

U.S Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 (02/01/20-02/29/20)	—	—	—	—
Month #2 (03/01/20-03/31/20)	26,443	$20.90	26,443	—

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Month #3 (04/01/20-04/30/20)	—	—	—	—
Month #4 (05/01/20-05/31/20)	—	—	—	—
Month #5 (06/01/20-06/30/20	27,546	$21.01	27,546	—
Month #6 (07/01/20-07/31/20)	—	—	—	—
Total	53,989	—	53,989	—

(1)

On February 28, 2020, the Registrant offered to repurchase up to 5% of the Registrant’s total outstanding shares as of March 20, 2020 (the “Repurchase Request Deadline”). On the Repurchase Request Deadline, 26,443 shares representing 5% of the Registrant’s total outstanding shares were repurchased.

(2)

On May 29, 2020, the Registrant offered to repurchase up to 5% of the Registrant’s total outstanding shares as of June 19, 2020. On the Repurchase Request Deadline, 27,546 shares representing 5% of the Registrant’s total outstanding shares were repurchased.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

The registrant did not engage in securities lending activities during the fiscal period reported on this Form N-CSR.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section  302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

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(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Angel Oak Strategic Credit Fund

By (Signature and Title)*	/s/ Dory S. Black
Dory S. Black, President (Principal Executive Officer)

Date	10/07/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Dory S. Black
Dory S. Black, President (Principal Executive Officer)

Date	10/07/20

By (Signature and Title)*	/s/ Daniel Fazioli
Daniel Fazioli, Treasurer (Principal Financial Officer

Date	10/07/20

*	Print the name and title of each signing officer under his or her signature.